STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Share capital EUR (€) shares	Premiums related to share capital EUR (€)	Other reserves EUR (€)	Net profit (loss) EUR (€)	Currency translation adjustments EUR (€)	EUR (€) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2018	€ 222,573	€ 77,460,125	€ 16,927,000	€ (33,014,000)		€ 61,596,000
Balance at the beginning (in shares) at Dec. 31, 2018 | shares	22,257,277
Net loss for the period				(30,218,000)		(30,218,000)
Other comprehensive income (loss)			(96,000)			(96,000)
Total comprehensive income (loss)			(96,000)	(30,218,000)		(30,315,000)
Appropriation of net loss			(33,014,000)	33,014,000
Issue of ordinary shares	€ 45,000	8,858,000				8,903,000
Issue of ordinary shares (in shares) | shares	4,473,935
Transaction costs		(324,000)				(324,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 1,000	18,000	(1,000)			18,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares) | shares	114,900
BSA share warrants subscription premium			57,000			57,000
Share-based compensation expense			1,407,000			1,407,000
Treasury shares			50,000			50,000
Balance at the end at Dec. 31, 2019	€ 268,461	86,011,893	(14,670,000)	(30,218,000)		41,392,000
Balance at the end (in shares) at Dec. 31, 2019 | shares	26,846,112
Net loss for the period				(33,619,000)		(33,619,000)
Other comprehensive income (loss)			(49,000)			(49,000)
Total comprehensive income (loss)			(49,000)	(33,619,000)		(33,668,000)
Appropriation of net loss			(30,218,000)	30,218,000
Issue of ordinary shares	€ 113,000	108,986,000				109,099,000
Issue of ordinary shares (in shares) | shares	11,256,599
Transaction costs		(7,397,000)				(7,397,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 5,000	67,000	(5,000)			67,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares) | shares	527,550
BSA share warrants subscription premium			13,000			13,000
Share-based compensation expense			938,000			938,000
Appropriation of the issue premium		(48,000,000)	48,000,000
Treasury shares			768,000			768,000
Balance at the end at Dec. 31, 2020	€ 386,302	139,667,603	4,777,000	(33,619,000)		111,211,000
Balance at the end (in shares) at Dec. 31, 2020 | shares	38,630,261
Net loss for the period				(49,635,000)		(49,635,000)	$ (49,635)
Other comprehensive income (loss)			82,000		€ (164,000)	(82,000)
Total comprehensive income (loss)			82,000	(49,635,000)	(164,000)	(49,717,000)
Appropriation of net loss			(33,619,000)	33,619,000
Issue of ordinary shares	€ 22,000	25,404,000				25,426,000
Issue of ordinary shares (in shares) | shares	2,214,190
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 0		0			0
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares) | shares	29,100
BSA share warrants subscription premium			49,000			49,000
Share-based compensation expense			2,089,000			2,089,000
Other changes			75,000			75,000
Treasury shares			(267,000)			(267,000)
Balance at the end at Dec. 31, 2021	€ 408,735	€ 165,071,566	€ (26,815,000)	€ (49,635,000)	€ (164,000)	€ 88,866,000	$ 88,866
Balance at the end (in shares) at Dec. 31, 2021 | shares	40,873,551					40,873,551	40,873,551